Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of activities of company’s capital

The Company’s capital as at December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
	$’000	$’000
Bank indebtedness	$6,706	$9,636
Loan payable and current portion of long-term debt	517	363
Long-term debt	255	109
Long-term debt with related parties	15,507	14,808
Shareholders’ equity attributable to the parent	19,088	22,700
Total	$42,073	$47,616